Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenues
Rental income	$ 21,593,264	$ 22,576,455
Total revenues	21,593,264	22,576,455
Expenses
Real estate operating expenses	15,151,406	15,383,378
Administrative and general expenses	5,336,672	5,280,853
Depreciation	1,725,291	1,688,557
Total expenses	22,213,369	22,352,788
Income (loss) from operations	(620,105)	223,667
Other income (loss) and interest expense
Dividend and interest income	87,922	98,335
Net realized gain on sale of marketable securities	124,907	130,009
Net unrealized loss on marketable securities		(366,206)
Interest expense, net of capitalized interest	(136,292)	(230,769)
Total investment income and interest expense	76,537	(368,631)
Loss before income tax	(543,568)	(144,964)
Income tax provision (benefit)	(137,000)	(62,000)
Net loss	$ (406,568)	$ (82,964)
Loss per common share, basic	$ (0.20)	$ (0.04)
Dividends per share
Weighted average common shares outstanding, basic	2,015,780	2,015,780